Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	$ (136,575)	$ (168,549)
Tax benefit related to tax losses	3,600	6,487
Closure and decommissioning costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	9,105	7,019
Tax losses and mining tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	29,195	24,014
Deductible Mexican mining taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	2,974	2,792
Tax credit resulting from Mexican de-consolidation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	698	1,385
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	6,726	3,047
Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	15,756	21,527
Provision for doubtful debts and inventory adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	(11,752)	(14,517)
Mineral properties, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	(169,703)	(186,641)
Estimated sales provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	(19,746)	(28,726)
Other temporary differences and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	172	1,551
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	$ 98,400	$ 80,600